INVESTMENTS UNDER RESALE AGREEMENTS AND OBLIGATIONS UNDER REPURCHASE AGREEMENTS (Details 2) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of assets [line items]
Total	$ 268,061	$ 212,437
Other Domestic Chilean securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	1,156	57,393
Other Foreign Chilean securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	24,910
Available For Sale Portfolio [Member]
Disclosure of fair value measurement of assets [line items]
Total	268,061	212,437
Available For Sale Portfolio [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	1,156	57,393
Available For Sale Portfolio [Member] | Other Foreign Chilean securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	24,910
Trading Portfolio [Member]
Disclosure of fair value measurement of assets [line items]
Total
Trading Portfolio [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Trading Portfolio [Member] | Other Foreign Chilean securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Time deposits in Chilean Financial Institutions [Member] | Other Domestic Chilean securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	1,156	57,393
Time deposits in Chilean Financial Institutions [Member] | Available For Sale Portfolio [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	1,156	57,393
Time deposits in Chilean Financial Institutions [Member] | Trading Portfolio [Member] | Other Chilean Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Securities From Government Or Foreign Central Banks [Member] | Other Foreign Chilean securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	24,910
Securities From Government Or Foreign Central Banks [Member] | Available For Sale Portfolio [Member] | Other Foreign Chilean securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	24,910
Securities From Government Or Foreign Central Banks [Member] | Trading Portfolio [Member] | Other Foreign Chilean securities [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank & Government Securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	241,995	155,044
Chilean Central Bank & Government Securities [Member] | Available For Sale Portfolio [Member]
Disclosure of fair value measurement of assets [line items]
Total	241,995	155,044
Chilean Central Bank & Government Securities [Member] | Trading Portfolio [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Bonds [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Bonds [Member] | Available For Sale Portfolio [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Bonds [Member] | Trading Portfolio [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Notes [Member]
Disclosure of fair value measurement of assets [line items]
Total		155,044
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Notes [Member] | Available For Sale Portfolio [Member]
Disclosure of fair value measurement of assets [line items]
Total		155,044
Chilean Central Bank & Government Securities [Member] | Chilean Central Bank Notes [Member] | Trading Portfolio [Member]
Disclosure of fair value measurement of assets [line items]
Total
Chilean Central Bank & Government Securities [Member] | Other Chilean Central Bank and Government securities [Member]
Disclosure of fair value measurement of assets [line items]
Total	241,995
Chilean Central Bank & Government Securities [Member] | Other Chilean Central Bank and Government securities [Member] | Available For Sale Portfolio [Member]
Disclosure of fair value measurement of assets [line items]
Total	241,995
Chilean Central Bank & Government Securities [Member] | Other Chilean Central Bank and Government securities [Member] | Trading Portfolio [Member]
Disclosure of fair value measurement of assets [line items]
Total